Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Leases, Operating [Abstract]
Lessor, Operating Leases	The majority of our leases are largely similar in that the leased asset is retail space within our properties, and the lease agreements generally contain similar provisions and features, without substantial variations. All of our leases are currently classified as operating leases. Lease income related to our operating leases was as follows for the three months ended March 31, 2021 and 2020 (in thousands):

	March 31, 2021	March 31, 2020
Rental income related to fixed lease payments(1)	$94,966	$96,027
Rental income related to variable lease payments(1)	31,401	31,838
Straight-line rent amortization(2)	1,369	2,309
Amortization of lease assets	827	779
Lease buyout income	797	94
Adjustments for collectibility(2)(3)	(1,737)	(2,581)
Total rental income	$127,623	$128,466
(1)Includes rental income related to lease payments before assessing for collectibility.
(2)Includes revenue adjustments for non-creditworthy tenants.
(3)Contains general reserves; excludes reserves for straight-line rent amortization.

Lease Income, Lessor, Operating Leases	Lease income related to our operating leases was as follows as of December 31, 2020 and 2019 (dollars in thousands):

	2020	2019
Rental income related to fixed lease payments(1)	$380,439	$385,948
Rental income related to variable lease payments(1)	125,256	127,790
Straight-line rent amortization(2)	3,258	9,003
Amortization of lease assets	3,138	4,138
Lease buyout income	1,237	1,166
Adjustments for collectibility(2)(3)	(27,845)	(5,775)
Total rental income	$485,483	$522,270
(1)Includes rental income related to lease payments before assessing for collectibility.
(2)Includes revenue adjustments for non-creditworthy tenants.
(3)Contains general reserves; excludes reserves for straight-line rent amortization.

Lessor - Operating Lease, Payments to be Received, Maturity as of 2020
Approximate future fixed contractual lease payments to be received under non-cancelable operating leases in effect as of March 31, 2021, assuming no new or renegotiated leases or option extensions on lease agreements, and including the impact of rent abatements, payment plans, and tenants who have been moved to the cash basis of accounting for revenue recognition purposes are as follows (in thousands):

Year	Amount
Remaining 2021	$284,609
2022	351,031
2023	303,854
2024	248,929
2025	193,599
Thereafter	470,135
Total	$1,852,157

Approximate future fixed contractual lease payments to be received under non-cancelable operating leases in effect as of December 31, 2020, assuming no new or renegotiated leases or option extensions on lease agreements, and including the impact of rent abatements, payment plans, and tenants who have been moved to the cash basis of accounting for revenue recognition purposes are as follows (in thousands):

Year	Amount
2021	$374,203
2022	339,952
2023	291,884
2024	236,076
2025	179,406
Thereafter	430,799
Total	$1,852,320

Schedule of Leases
Lessee—Lease assets and liabilities, grouped by balance sheet line where they are recorded, consisted of the following as of December 31, 2020 and 2019 (in thousands):

Balance Sheet Information	Balance Sheet Location	2020	2019
ROU assets, net - operating leases	Investment in Real Estate	$3,867	$7,613
ROU assets, net - operating and finance leases	Other Assets, Net	1,438	2,111
Operating lease liability	Accounts Payable and Other Liabilities	5,731	9,453
Finance lease liability	Debt Obligations, Net	164	443

Finance Lease, Liability, Maturity
Future undiscounted payments for fixed lease charges by lease type, inclusive of options reasonably certain to be exercised, are as follows as of December 31, 2020 (in thousands):

	Undiscounted
Year	Operating	Finance
2021	$831	$102
2022	805	29
2023	654	24
2024	528	16
2025	297	—
Thereafter	5,781	—
Total undiscounted cash flows from leases	8,896	171
Total lease liabilities recorded at present value	5,731	164
Difference between undiscounted cash flows and present value of lease liabilities	$3,165	$7

Operating Lease, Liability, Maturity
Future undiscounted payments for fixed lease charges by lease type, inclusive of options reasonably certain to be exercised, are as follows as of December 31, 2020 (in thousands):

	Undiscounted
Year	Operating	Finance
2021	$831	$102
2022	805	29
2023	654	24
2024	528	16
2025	297	—
Thereafter	5,781	—
Total undiscounted cash flows from leases	8,896	171
Total lease liabilities recorded at present value	5,731	164
Difference between undiscounted cash flows and present value of lease liabilities	$3,165	$7

Schedule of Leases	Lease assets and liabilities, grouped by balance sheet line where they are recorded, consisted of the following as of March 31, 2021 and December 31, 2020 (in thousands):

Balance Sheet Information	Balance Sheet Location	March 31, 2021	December 31, 2020
ROU assets, net - operating leases	Investment in Real Estate	$4,032	$3,867
ROU assets, net - operating and finance leases	Other Assets, Net	1,260	1,438
Operating lease liability	Accounts Payable and Other Liabilities	5,774	5,731
Finance lease liability	Debt Obligations, Net	91	164